3. Basis of Presentation and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
NOTE 3 - Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The balance sheet at March 31, 2014 consolidates the accounts of ProElite, Canterbury, Hygeia, Paloma and VasculoMedics and the balance sheet at December 31, 2013 consolidates the accounts of ProElite, Canterbury, and Hygeia. The income statements and statements of cash flow for the three months ended March 31, 2014 consolidate the accounts of Canterbury, Hygeia, along with results of Paloma and VasculoMedics from the date of acquisition, and includes ProElite as discontinued operations. The income statements and statements of cash flow for the three months ended March 31, 2013 includes ProElite as discontinued operations. All significant intercompany balances were eliminated in consolidation.

Basic and Diluted Earnings/(Loss) Per Share (“EPS”)

Basic EPS is computed by dividing the income/(loss) available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic income/(loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted EPS is based on the assumption that all dilutive convertible shares were converted into common stock. Dilution is computed by applying the if-converted method for the outstanding convertible preferred shares. Under the if-converted method, convertible outstanding instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

For purposes of calculating EPS, the number of common shares on March 31, 2013 did not include 315,000 shares of common stock issuable upon conversion by the holders of Series E Preferred. These conversion shares were not included in the EPS calculation because they were antidilutive given the losses by the Company for the three months ended March 31, 2013. During 2013 the Series E Preferred were extinguished and the basic and fully-diluted shares are the same from that point forward and the number of shares used for basic and fully-diluted EPS calculations are the same for the three months ended March 31, 2014.

Discontinued Operations

The Company suspended operations of ProElite effective June 30, 2013. Following the repositioning of the Company as a specialty biopharmaceutical company, the Company’s Board of Directors voted to discontinue operations of ProElite effective March 31, 2014.

Use of Estimates

The preparation of our consolidated financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in our consolidated financial statements and accompanying notes. Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may differ from such estimates and assumptions.

Derivative Liabilities

On May 24, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with eight investors (collectively, the “Investors”) pursuant to which the Company sold 8,700 shares of a new series of convertible preferred stock designated as Series E Convertible Preferred Stock (“Original Series E”) for $8,700,000. In October 2012, the Company sold 1,000 shares of Series E for $1,000,000 (“New Series E”). The Original Series E and New Series E together are referred to herein as “Series E”.

Subsequent to the issuance of this Series E, the Company determined that the warrants for these financings included certain embedded derivative features as set forth in ASC Topic 815 “Derivatives and Hedging,” (“ASC 815”) and that this conversion feature of the Series E was not an embedded derivative because this feature was clearly and closely related to the host (Series E) as defined in ASC 815. These derivative liabilities were initially recorded at their estimated fair value on the date of issuance and were subsequently adjusted each quarter to reflect the estimated fair value at the end of each period, with any decrease or increase in the estimated fair value of the derivative liability for each period being recorded as other income or expense. Since the value of the embedded derivative feature for the related warrants was higher than the value of both Series E transactions, there was no beneficial conversion feature recorded for either transaction, and the excess of the value of the embedded derivative feature over the value of the transaction was recorded in each period on the Statement of Operations as a separate line item.

Allowance for Uncollectible Receivables

Accounts receivable are recorded at their face amount, less an allowance for doubtful accounts. We review the status of our uncollected receivables on a regular basis. In determining the need for an allowance for uncollectible receivables, we consider our customers financial stability, past payment history and other factors that bear on the ultimate collection of such amounts.

Cash Equivalents

We consider all highly liquid investments purchased with maturities of three months or less to be cash equivalents.

Fair Value of Financial Instruments

Our financial instruments include cash and equivalents, receivables, accounts payable and accrued liabilities. The carrying amounts of financial instruments approximate fair value due to their short maturities.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. We record depreciation using the straight-line method over the following estimated useful lives:

Equipment	3 – 5 years
Furniture and fixtures	5 years
Software	3 years
Leasehold improvements	Lesser of lease term or life of improvements

Goodwill and Intangible Assets

Intangible assets as of March 31, 2014 consisted of goodwill and intangible assets arising from the acquisitions of Canterbury, Hygeia, Paloma and VasculoMedics. Goodwill as of December 31, 2013 arose from goodwill for the acquisitions of Canterbury and Hygeia. Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to tangible and intangible assets acquired and liabilities assumed. We apply ASC Topic 350 “Goodwill and Other Intangible Assets,” which requires allocating goodwill to each reporting unit and testing for impairment using a two-step approach.

The Company reviewed the value of intangible assets and related goodwill as part of its annual reporting process, which occurs in February or March of each year. In between valuations, the Company conducted additional tests to determine if circumstances warranted additional testing for impairment.

To review the value of intangible assets and related goodwill as of December 31, 2013, the Company followed ASC Topic 350 “Intangibles-Goodwill and Other” and first examined the facts and circumstances for each event or business to determine if it was more likely than not that an impairment had occurred. If this examination suggested it was more likely that impairment had occurred, the Company then compared discounted cash flow forecasts related to the asset with the stated value of the asset on the balance sheet. The objective was to determine the value of each asset to an industry participant who is a willing buyer not under compulsion to buy and the Company is a willing seller not under compulsion to sell. Revenue from goodwill and intangible assets were forecasted based on the assumption they are standalone entities. These forecasts were discounted at a range of discount rates determined by taking the risk-free interest rate at the time of valuation, plus premiums for equity risk to small companies in general, for factors specific to the Company and the business.

As of March 31, 2014, Company management determined that the fair value of its businesses for accounting purposes was equal to its market capitalization of approximately $34,900,000, which was 147% of the $23,688,138 total for goodwill and intangible assets on the balance sheet as of March 31, 2014. Based on this determination, Company management concluded that no impairment had occurred as of March 31, 2014 on a Company-wide basis. However, it is possible that impairment may have occurred on a reporting-unit basis and the Company intends to test impairment on a reporting-unit basis beginning with the three months ending June 30, 2014. As of December 31, 2013, Company management determined that the fair value of its businesses for accounting purposes was equal to its market capitalization of approximately $19,600,000, which was 128% of the $15,334,507 goodwill and intangible assets on the balance sheet as of December 31, 2013. Based on this determination, Company management concluded that no impairment had occurred as of December 31, 2013.

Income Taxes

The Company utilizes ASC Topic 740 “Accounting for Income Taxes,” which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

As of March 31, 2014 and December 31, 2013, the Company had net operating loss carryforwards as follows:

	March 31,	December 31,
	2014	2013
Combined NOL Carryforwards:
Federal	$48,480,486	$47,728,300
California	$45,235,036	44,482,850

The net operating loss carryforwards for 2014 and 2013 begin expiring in 2022 and 2021, respectively. From December 31, 2012 to March 31, 2014, the outstanding shares of common stock increased from 890,837 to 5,813,785. This increase in the number of shares outstanding constitutes a change of ownership, under the provisions of Internal Revenue Code Section 382 and similar state provisions, and is likely to significantly limit the ability of the Company to utilize these net operating loss carryforwards to offset future income. Accordingly, the company recorded a 100% valuation allowance of the deferred tax assets at March 31, 2014 and December 31, 2013.

Stock-Based Compensation

We follow ASC Topic 718 “Share Based Payment,” using the modified prospective transition method. New awards and awards modified, repurchased or cancelled after January 1, 2006 trigger compensation expense based on the fair value of the stock option as determined by the Black-Scholes option pricing model. We amortize stock-based compensation for such awards on a straight-line method over the related service period of the awards taking into account the effects of the employees’ expected exercise and post-vesting employment termination behavior. We account for equity instruments issued to non-employees in accordance with ASC Topic 718 and EITF Issue No. 96-18. The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model.

Advertising

We expense the cost of advertising as incurred. Such amounts have not historically been significant.

Reclassifications

Certain prior year amounts were reclassified to conform to the manner of presentation in the current period. These reclassifications had no effect on the net loss or the shareholder’s deficit.

Recent Accounting Pronouncements

The FASB has issued ASU No. 2013-04, Liabilities (Topic 405), “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.” ASU 2013-04 provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this ASU is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In July 2013, the FASB issued ASU 213-11, Income Taxes (Topic 740): “Presentation of Unrecognized Tax Benefit When a Net Operating Loss Carryforward, A Similar Tax Loss, or a Tax Credit Carryforward Exists (A Consensus the FASB Emerging Issues Task Force)”. ASU 2013-11 provides guidance on financial statement presentation of unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. This ASU applies to all entities with unrecognized tax benefits that also have tax loss or tax credit carryforwards in the same tax jurisdiction as of the reporting date. This amendment is effective for public entities for fiscal years beginning after December 15, 2013 and interim periods within those years. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Basis of Presentation

The financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The balance sheets at December 31, 2013 and December 31, 2012 and the income statements for the years ended December 31, 2013 and 2012 consolidate the accounts of PEI, Canterbury and Hygeia reflecting the acquisition of these entities (see Note 19). All significant intercompany balances were eliminated in consolidation.

Basic and Diluted Earnings/(Loss) Per Share (“EPS”)

Basic EPS is computed by dividing the income/(loss) available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic income/(loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted EPS is based on the assumption that all dilutive convertible shares were converted into common stock. Dilution is computed by applying the if-converted method for the outstanding convertible preferred shares. Under the if-converted method, convertible outstanding instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

For purposes of calculating EPS, the number of common shares on December 31, 2012 did not include 281,667 shares of common stock issuable upon conversion by the holders of Series E Preferred. These conversion shares were not included in the EPS calculation because they were antidilutive given the losses by the Company for the year ended December 31, 2012. As of June 30, 2013 the Series E Preferred had been extinguished and the basic and fully-diluted shares are the same from that point forward; and the number of shares used for basic and fully-diluted EPS calculations in 2013 are the same.

Non-controlling Interest

The Company follows Accounting Standards Codification (“ASC”) Topic 810 “Consolidation,” which governs the accounting for and reporting of Non-Controlling Interests (“NCIs”) in partially owned consolidated subsidiaries and the loss of control of subsidiaries. Certain provisions of this standard indicate, among other things, that NCIs be treated as a separate component of equity, not as a liability, that increases and decreases in the parent’s ownership interest that leave control intact be treated as equity transactions rather than as step acquisitions or dilution gains or losses, and that losses of a partially owned consolidated subsidiary be allocated to the NCI even when such allocation might result in a deficit balance. This standard also required changes to certain presentation and disclosure requirements. The net income (loss) attributed to the NCI is separately designated in the accompanying statements of operations and other comprehensive income (loss). Losses attributable to the NCI in a subsidiary may exceed the NCI’s interests in the subsidiary’s equity. The excess attributable to the NCI is attributed to those interests. The NCI shall continue to attribute its share of losses even if that attribution results in a deficit NCI balance.

Use of Estimates

The preparation of our consolidated financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in our consolidated financial statements and accompanying notes. Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may differ from such estimates and assumptions.

Derivative Liabilities

On May 24, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with eight investors (collectively, the “Investors”) pursuant to which the Company sold 8,700 shares of a new series of convertible preferred stock designated as Series E Convertible Preferred Stock (“Original Series E”), the terms of which are set forth in the Certificate of Designations of Series E Preferred Stock (the “Certificate”), for $1,000 per share, or $8,700,000. In October 2012, the Company sold 1,000 shares of Series E for $1,000,000 (“New Series E”). The Original Series E and New Series E together are referred to herein as “Series E”.

These Series E contained “full ratchet-down” liquidity protection, which provided that if the Company issues securities for less than the existing conversion price for the Series E Preferred Stock or the strike price of the Series E warrants, then the conversion price for Series E Preferred Stock will be lowered to that lower price. Also, the strike price for Series E warrants would be decreased to that lower price and the number of Series E warrants would be increased such that the product of the original strike price times the original quantity equals the lower strike price times the higher quantity.

Subsequent to the issuance of this Series E, the Company determined that the warrants for these financings included certain embedded derivative features as set forth in ASC Topic 815 “Derivatives and Hedging,” (“ASC 815”) and that this conversion feature of the Series E was not an embedded derivative because this feature was clearly and closely related to the host (Series E) as defined in ASC 815. These derivative liabilities were initially recorded at their estimated Fair Value (“FV”) on the date of issuance and were subsequently adjusted each quarter to reflect the estimated FV at the end of each period, with any decrease or increase in the estimated FV of the derivative liability for each period being recorded as other income or expense. Since the value of the embedded derivative feature for the related warrants was higher than the value of both Series E transactions, there was no beneficial conversion feature recorded for either transaction, and the excess of the value of the embedded derivative feature over the value of the transaction was recorded in each period on the Statement of Operations as a separate line item.

The FV of these derivative liabilities was calculated using the Black Scholes pricing model that was based on the closing price of the common stock, the strike price of the underlying instrument, the risk-free interest rate for the applicable remaining life of the underlying instrument (i.e., the U.S. treasury rate for that period) and the historical volatility of the Company’s common stock. These FV results were extremely sensitive to all these input variables, particularly the closing price of the company’s common stock and the volatility of the Company’s common stock. Accordingly, the FV of these derivative liabilities was subject to significant changes.

The Series E and related warrants were extinguished in May 2013 when the Series E and related warrants were exchanged for common stock, at which time the derivative liability was extinguished.

Allowance for Uncollectible Receivables

Accounts receivable are recorded at their face amount, less an allowance for doubtful accounts. We review the status of our uncollected receivables on a regular basis. In determining the need for an allowance for uncollectible receivables, we consider our customers financial stability, past payment history and other factors that bear on the ultimate collection of such amounts.

Cash Equivalents

We consider all highly liquid investments purchased with maturities of three months or less to be cash equivalents.

Fair Value of Financial Instruments

Our financial instruments include cash and equivalents, receivables, accounts payable and accrued liabilities. The carrying amounts of financial instruments approximate FV due to their short maturities.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. We record depreciation using the straight-line method over the following estimated useful lives:

Equipment	3 – 5 years
Furniture and fixtures	5 years
Software	3 years
Leasehold improvements	Lesser of lease term or life of improvements

Goodwill and Intangible Assets

Intangible assets as of December 31, 2013 consisted of goodwill and intangible assets related to the acquisition of Canterbury and Hygeia in November 2013. Goodwill as of December 31, 2012 was related to goodwill for ProElite that we acquired in June 2011 but suspended development of this business in June 2013. Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to tangible and intangible assets acquired and liabilities assumed. We apply ASC Topic 350 “Goodwill and Other Intangible Assets,” which requires allocating goodwill to each reporting unit and testing for impairment using a two-step approach.

The Company reviewed the value of intangible assets and related goodwill as part of its annual reporting process, which occurs in February or March of each year. In between valuations, the Company conducted additional tests to determine if circumstances warranted additional testing for impairment. The Company decided to suspend development of its ProElite business as of June 30, 2013 and the goodwill was considered to be fully impaired at that time.

To review the value of intangible assets and related goodwill as of December 31, 2013, the Company followed ASC Topic 350 “Intangibles-Goodwill and Other” and first examined the facts and circumstances for each event or business to determine if it was more likely than not that an impairment had occurred. If this examination suggested it was more likely that impairment had occurred, the Company then compared discounted cash flow forecasts related to the asset with the stated value of the asset on the balance sheet. The objective was to determine the value of each asset to an industry participant who is a willing buyer not under compulsion to buy and the Company is a willing seller not under compulsion to sell. Revenue from goodwill and intangible assets were forecasted based on the assumption they are standalone entities. These forecasts were discounted at a range of discount rates determined by taking the risk-free interest rate at the time of valuation, plus premiums for equity risk to small companies in general, for factors specific to the Company and the business.

As of December 31, 2013, Company Management determined that the fair value of its businesses for accounting purposes was equal to its market capitalization of approximately $19,600,000, which was 128% of the $15,334,507 goodwill and intangible assets on the balance sheet as of December 31, 2013. Based on this determination, Company Management concluded that no impairment had occurred as of December 31, 2013.

Income Taxes

The Company utilizes ASC Topic 740 “Accounting for Income Taxes,” which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

As of December 31, 2013, the Company had a deferred tax asset of $26,274,933 that was fully reserved and a net operating loss carryforward of $47,728,300 for Federal purposes and $44,482,850 for state tax purposes. The Company will continue to monitor all available evidence and reassess the potential realization of its deferred tax assets.

The net operating loss carry-forwards for 2013 and 2012 begin expiring in 2021 and 2020, respectively. During 2013, the outstanding shares of common stock increased from 890,837 to 5,813,785. The utilization of net operating loss carry-forwards is likely to be limited due to this ownership change under the provisions of Internal Revenue Code Section 382 and similar state provisions. The Company recorded a 100% valuation allowance on the deferred tax assets at December 31, 2013 and 2012 because of the uncertainty of their realization.

Stock-Based Compensation

We follow ASC Topic 718 “Share Based Payment,” using the modified prospective transition method. New awards and awards modified, repurchased or cancelled after January 1, 2006 trigger compensation expense based on the FV of the stock option as determined by the Black-Scholes option pricing model. We amortize stock-based compensation for such awards on a straight-line method over the related service period of the awards taking into account the effects of the employees’ expected exercise and post-vesting employment termination behavior. We account for equity instruments issued to non-employees in accordance with ASC Topic 718 and EITF Issue No. 96-18. The FV of each option granted is estimated as of the grant date using the Black-Scholes option pricing model.

Advertising

We expense the cost of advertising as incurred. Such amounts have not historically been significant.

Reclassifications

Certain prior year amounts were reclassified to conform to the manner of presentation in the current period. These reclassifications had no effect on the net loss or the shareholder’s deficit.

Recent Accounting Pronouncements

On July 27, 2012, the FASB issued ASC 2012-02 “Intangibles-Goodwill and Other (Topic 350)” Testing Indefinite-Lived Intangible Assets for Impairment. The ASC provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired.  If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required.  However, if an entity concludes otherwise, it would be required to determine the FV of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under U.S. GAAP. The ASC is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted. The adoption of this pronouncement did not have a material impact on our financial statements.

The FASB has issued ASU No. 2013-04, Liabilities (Topic 405), “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.” ASU 2013-04 provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this ASU is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statements.

In July 2013, the FASB issued ASU 213-11, Income Taxes (Topic 740): “Presentation of Unrecognized Tax Benefit When a Net Operating Loss Carryforward, A Similar Tax Loss, or a Tax Credit Carryforward Exists (A Consensus the FASB Emerging Issues Task Force)”. ASU 2013-11 provides guidance on financial statement presentation of unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. This ASU applies to all entities with unrecognized tax benefits that also have tax loss or tax credit carryforwards in the same tax jurisdiction as of the reporting date. This amendment is effective for public entities for fiscal years beginning after December 15, 2013 and interim periods within those years. The company does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.